CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Total stock-based compensation expense	$ 13,269	$ 2,492	$ 14,320	$ 3,601	$ 5,745	$ 4,095	$ 3,826
Cost of subscription revenues
Total stock-based compensation expense					1,517	1,487	1,357
Sales and marketing
Total stock-based compensation expense	3,346	315	3,661	607	1,260	1,078	940
Research and development
Total stock-based compensation expense	3,031	305	3,340	611	1,245	1,056	1,070
General and administrative
Total stock-based compensation expense	4,368	1,501	4,468	1,623	1,723	474	459
License and Service
Revenue from related parties	0	2,112	2,439	3,867	7,768	7,929	5,411
Related party costs	8,700	5,361	16,210	10,420	$ 22,844	$ 15,373	$ 9,530
License and Service | Cost of subscription revenues
Total stock-based compensation expense	242	69	303	137
Professional Services | Cost of subscription revenues
Total stock-based compensation expense	$ 2,282	$ 302	$ 2,548	$ 623